Document and Entity Information Document	Mar. 01, 2022
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	PVH CORP. /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07572
Entity Tax Identification Number	13-1166910
Entity Address, Address Line One	200 Madison Avenue,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	381-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	PVH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000078239
Amendment Flag	false